Earnings (loss) per share (Details) - Schedule contingent consideration payable in Class A and Class B shares which have been excluded from the computation of diluted earnings (loss) per share - shares
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A Common Stock [Member]
Earnings (loss) per share (Details) - Schedule contingent consideration payable in Class A and Class B shares which have been excluded from the computation of diluted earnings (loss) per share [Line Items]
Contingent consideration payable in Class A shares			4,491
Unvested stock based compensation awards for Class A shares with service and performance vesting conditions	1,517	3,794	5,172
Unvested stock based compensation awards for Class A shares that vest upon occurrence of liquidity event	10,858	3,112	3,112
Class B Common Stock [Member]
Earnings (loss) per share (Details) - Schedule contingent consideration payable in Class A and Class B shares which have been excluded from the computation of diluted earnings (loss) per share [Line Items]
Contingent consideration payable in Class B shares			209